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Colonial
Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621
617-426-3750

August 4, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust I (the "Trust")
         Colonial Income Fund (the "Fund")
         File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated April 30, 1997; Revised August 1, 1997 for the Fund does not differ from that contained in Post-Effective Amendment No. 44 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 28, 1997.

Very truly yours,

COLONIAL TRUST I
on behalf of
Colonial Income Fund


By: Ellen Harrington
      Assistant Secretary


cc:       N. Antoun
          B. Leveille
          J. Loder
          P. MacDougall
          D. Sullivan (2)
          M. Telman
          D. Young (2)
          E. Edson
          R. Stevens